Stock-Based Compensation (Details) - Schedule of share-based payments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Payments Abstract
Compensation and benefits			$ 934,800
Communication and technology	225,000		335,000
Marketing	206,250		363,000
Services fees			294,000
Professional fees	243,750		228,000
General and administrative	243,750		1,502,000
Total	$ 918,750		$ 3,656,800